Expense Example, No Redemption - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 205
3 Years	333
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Expense Example, No Redemption:
1 Year	205
3 Years	333
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Expense Example, No Redemption:
1 Year	143
3 Years	452
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Expense Example, No Redemption:
1 Year	36
3 Years	131
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	31
3 Years	$ 106